04/25/2007 10:55 FAX 2123065325 [redacted] 002

11 68164

CERTIFY

07050826

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
APR 2 5 2007
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

1-31471

April 25, 2007

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
MAY 0 1 2007
THOMSON
FINANCIAL

B

Dear Mr. Johnson:

This is to certify that on April 20, 2007 the American Stock Exchange LLC (the "Exchange") received from streetTRACKS® Index Shares Funds (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

SPDR® S&P World (ex-US) ETF
SPDR® S&P International Small Cap ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

END

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JR